GuideMark Emerging Markets Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.4%	Shares		Value
Australia - 0.2%
MMG Ltd. (a)	98,117		$110,859

Bermuda - 0.2%
Orient Overseas International Ltd.	6,702		108,064

Brazil - 2.5%
Ambev SA	46,035		115,877
Banco Bradesco SA	7,467		21,127
Banco BTG Pactual SA	3,937		37,716
Banco do Brasil SA	7,505		29,955
BB Seguridade Participacoes SA	20,744		137,028
Caixa Seguridade Participacoes S/A	4,130		12,512
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,907		118,132
CPFL Energia SA	6,099		59,272
JBS NV - Class A (a)	6,501		93,744
MBRF Global Foods Co. SA	6,485		23,592
NU Holdings Ltd. - Class A (a)(b)	6,049		101,260
Petroleo Brasileiro SA - Petrobras	15,748		93,494
Porto Seguro SA	13,585		119,653
Telefonica Brasil SA	32,018		191,700
TIM SA	34,142		132,504
TOTVS SA	13,624		104,119
Ultrapar Participacoes SA	5,596		21,131
			1,412,816

Canada - 0.1%
China Gold International Resources Corp. Ltd.	3,831		77,278

Cayman Islands - 0.2%
Chow Tai Fook Jewellery Group Ltd.	83,238		132,985

Chile - 2.0%
Banco de Chile	729,253		140,857
Banco de Credito e Inversiones SA	1,460		94,567
Banco Santander Chile	1,941,850		153,192
Cencosud SA	94,178		302,374
Falabella SA	34,428		240,160
Latam Airlines Group SA	8,312,937		225,048
			1,156,198

China - 23.7%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	24,292		82,071
3SBio, Inc. (c)	33,926		105,341
AAC Technologies Holdings, Inc.	8,738		43,805
Agricultural Bank of China Ltd. - Class A	65,990		72,523
Agricultural Bank of China Ltd. - Class H	263,791		196,241
Aluminum Corp. of China Ltd. - Class A	15,984		27,892
Aluminum Corp. of China Ltd. - Class H	142,350		222,842
Anker Innovations Technology Co. Ltd. - Class A	7,307		119,630
ANTA Sports Products Ltd.	10,011		103,960
Bank of Changsha Co. Ltd. - Class A	24,055		33,396
Bank of Chengdu Co. Ltd. - Class A	29,100		67,119
Bank of China Ltd. - Class H	450,197		258,110
Bank of Communications Co. Ltd. - Class H	12,430		10,317
Bank of Hangzhou Co. Ltd. - Class A	12,500		27,326
Bank of Nanjing Co. Ltd. - Class A	26,580		43,484
Bank of Ningbo Co. Ltd. - Class A	2,858		11,487
Bank of Shanghai Co. Ltd.	12,907		18,655
Bilibili, Inc. - Class Z (a)	2,795		68,984
BYD Co. Ltd. - Class H	2,060		25,175
China CITIC Bank Corp. Ltd. - Class H	140,742		125,593
China CITIC Financial Asset Management Co. Ltd. - Class H (a)(c)	1,035,297		110,484
China Construction Bank Corp. - Class H	612,816		606,572
China Hongqiao Group Ltd.	79,603		334,311
China Life Insurance Co. Ltd. - Class H	80,508		284,590
China Mengniu Dairy Co. Ltd.	72,120		138,438
China Merchants Bank Co. Ltd. - Class H	10,938		74,410
China Nonferrous Mining Corp. Ltd.	62,052		117,726
China Oilfield Services Ltd. - Class H	47,996		43,129
China Pacific Insurance Group Co. Ltd. - Class A	18,741		112,476
China Pacific Insurance Group Co. Ltd. - Class H	46,240		209,698
China Tower Corp. Ltd. (c)	81,218		120,743
CITIC Ltd.	27,384		42,558
CMOC Group Ltd. - Class A	21,300		60,973
CMOC Group Ltd. - Class H	44,447		110,430
COSCO SHIPPING Holdings Co. Ltd. - Class A	15,887		34,503
COSCO SHIPPING Holdings Co. Ltd. - Class H	39,115		69,059
CSPC Pharmaceutical Group Ltd.	160,737		174,407
Ecovacs Robotics Co. Ltd. - Class A	16,200		187,279
Eoptolink Technology, Inc. Ltd.	900		55,144
Haier Smart Home Co. Ltd. - Class H	6,176		19,286
Hansoh Pharmaceutical Group Co. Ltd. (c)	15,434		71,511
Industrial & Commercial Bank of China Ltd. - Class H	340,194		275,287
Industrial Bank Co. Ltd. - Class A	4,034		12,159
Innovent Biologics, Inc. (a)(c)	6,506		63,672
J&T Global Express Ltd. (a)	18,236		24,546
JD Health International, Inc. (a)(c)	6,715		48,091
JD Logistics, Inc. (a)(c)	87,235		128,349
JD.com, Inc. - Class A	18,057		259,646
Kanzhun Ltd. - ADR	2,812		57,309
Kingdee International Software Group Co. Ltd. (a)	21,727		37,248
Kingnet Network Co. Ltd.	11,900		37,278
Kingsoft Corp. Ltd.	8,987		32,970
Kuaishou Technology (c)	32,405		267,873
Laopu Gold Co. Ltd. - Class H	369		29,491
Lenovo Group Ltd.	70,579		83,932
Li Ning Co. Ltd.	48,074		115,513
Meitu, Inc. (c)	48,011		43,231
Meituan - Class B (a)(c)	29,315		388,488
NetEase, Inc.	14,708		404,841
New China Life Insurance Co. Ltd. - Class A	17,600		175,603
New China Life Insurance Co. Ltd. - Class H	45,123		316,167
New Oriental Education & Technology Group, Inc.	17,164		94,285
People's Insurance Co. Group of China Ltd. - Class A	127,472		163,288
People's Insurance Co. Group of China Ltd. - Class H	291,337		253,083
PetroChina Co. Ltd. - Class A	89,500		133,266
PetroChina Co. Ltd. - Class H	326,814		352,273
PICC Property & Casualty Co. Ltd. - Class H	109,707		230,649
Ping An Insurance Group Co. of China Ltd. - Class A	3,476		34,051
Ping An Insurance Group Co. of China Ltd. - Class H	27,447		230,547
Pop Mart International Group Ltd. (c)	10,117		244,090
Qfin Holdings, Inc. - ADR	7,506		144,641
Rockchip Electronics Co. Ltd. - Class A	970		24,775
Seres Group Co. Ltd. - Class A	5,218		90,216
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	66,946		43,165
Shanghai Allist Pharmaceuticals Co. Ltd. - Class A	5,500		81,995
Sungrow Power Supply Co. Ltd. - Class A	1,000		24,476
Tencent Holdings Ltd.	36,364		2,790,702
Tingyi Cayman Islands Holding Corp.	72,878		110,494
Tongcheng Travel Holdings Ltd.	42,484		122,634
Vipshop Holdings Ltd. - ADR	12,961		229,280
WuXi AppTec Co. Ltd. - Class H (c)	2,482		31,473
Wuxi Biologics Cayman, Inc. (a)(c)	3,888		15,722
Xiaomi Corp. - Class B (a)(c)	96,436		486,696
Yum China Holdings, Inc.	540		25,568
Yunnan Aluminium Co. Ltd. - Class A	6,600		30,986
Yunnan Yuntianhua Co. Ltd. - Class A	2,021		9,661
Yunnan Yuntianhua Co. Ltd. - Class A	4,700		22,467
Zijin Mining Group Co. Ltd. - Class H	9,098		41,655
			13,505,510

Colombia - 0.5%
Grupo Cibest SA	15,244		272,087

Czech Republic - 0.7%
CEZ AS	1,226		77,161
Komercni Banka AS	2,493		140,554
Moneta Money Bank AS (c)	21,920		205,999
			423,714

Egypt - 0.6%
Commercial International Bank - Egypt (CIB)	151,422		326,912

Hong Kong - 4.1%
Alibaba Group Holding Ltd.	92,643		1,701,015
Bosideng International Holdings Ltd.	152,538		87,523
Far East Horizon Ltd.	13,084		13,518
Geely Automobile Holdings Ltd.	95,196		220,177
Sino Biopharmaceutical Ltd.	345,512		274,902
Want Want China Holdings, Ltd.	105,975		63,182
			2,360,317

Hungary - 1.1%
MOL Hungarian Oil & Gas PLC	7,214		64,650
OTP Bank Nyrt	3,932		421,605
Richter Gedeon Nyrt	4,153		125,545
			611,800

India - 11.4%
Aurobindo Pharma Ltd.	3,596		47,333
Axis Bank Ltd.	5,745		81,237
Bajaj Finance Ltd.	4,020		44,208
Bank of Baroda	54,300		178,950
Bharat Electronics Ltd.	10,354		46,088
Bharat Petroleum Corp. Ltd.	25,364		108,500
Bharti Airtel Ltd.	14,540		341,275
BSE Ltd.	2,218		65,048
Canara Bank	170,556		294,148
Cipla Ltd.	4,975		83,619
Coromandel International Ltd.	3,337		84,207
Dr Reddy's Laboratories Ltd.	6,150		86,970
Fortis Healthcare Ltd.	2,900		28,522
HCL Technologies Ltd.	8,681		156,895
HDFC Asset Management Co. Ltd. (c)	978		29,091
HDFC Bank Ltd.	50,060		553,008
Hero MotoCorp Ltd.	513		32,964
Hindalco Industries Ltd.	10,807		106,657
Hindustan Petroleum Corp. Ltd.	11,984		66,614
ICICI Bank Ltd.	26,570		397,662
Indian Oil Corp. Ltd.	11,856		21,979
Indus Towers Ltd. (a)	29,114		135,780
Infosys Ltd.	14,205		255,816
InterGlobe Aviation Ltd. (c)	2,520		142,142
Kotak Mahindra Bank Ltd.	703		17,245
Larsen & Toubro Ltd.	891		40,494
LTIMindtree Ltd. (c)	309		20,870
Lupin Ltd.	1,842		43,267
Marico Ltd.	3,328		27,780
Mphasis Ltd.	2,884		89,513
MRF Ltd.	13		22,122
Muthoot Finance Ltd.	4,646		197,065
Oil & Natural Gas Corp. Ltd.	66,358		177,572
Persistent Systems Ltd.	1,572		109,748
Petronet LNG Ltd.	11,793		37,275
Polycab India Ltd.	753		63,910
Power Finance Corp. Ltd.	53,163		210,498
Punjab National Bank	71,777		98,736
REC Ltd.	43,653		173,583
Reliance Industries Ltd.	13,320		233,082
Samvardhana Motherson International Ltd.	93,367		124,728
Shree Cement Ltd.	259		76,620
Shriram Finance Ltd. (a)	17,372		192,788
Solar Industries India Ltd.	268		36,543
State Bank of India	19,070		208,608
Tata Consultancy Services Ltd.	1,095		39,123
Tata Motors Ltd. (a)	0	(d)	0
Tata Motors Passenger Vehicles Ltd.	40,145		164,292
Tata Steel Ltd.	31,850		63,804
Tech Mahindra Ltd.	5,345		94,674
Torrent Pharmaceuticals Ltd.	710		30,390
UltraTech Cement Ltd.	87		11,416
Union Bank of India Ltd.	143,819		246,317
UPL Ltd.	20,508		181,605
Vedanta Ltd.	8,446		56,828
Zydus Lifesciences Ltd.	2,071		21,098
			6,500,307

Indonesia - 0.4%
Astra International Tbk PT	68,845		27,631
Indofood Sukses Makmur Tbk PT	166,561		67,545
Telkom Indonesia Persero Tbk PT	335,570		70,213
United Tractors Tbk PT	44,743		79,107
			244,496

Ireland - 0.8%
PDD Holdings, Inc. - ADR (a)(b)	4,122		467,394

Mexico - 3.1%
America Movil SAB de CV	151,931		156,846
Arca Continental SAB de CV	6,518		70,401
Cemex SAB de CV	209,488		240,578
Gruma SAB de CV - Class B	4,597		79,020
Grupo Aeroportuario del Centro Norte SAB de CV	2,468		33,499
Grupo Bimbo SAB de CV - Class A	14,517		47,564
Grupo Comercial Chedraui SAB de CV	7,076		48,442
Grupo Financiero Banorte SAB de CV	29,499		273,309
Grupo Mexico SAB de CV - Class B	13,354		126,217
Industrias Penoles SAB de CV (a)	7,764		407,863
Sigma Foods SAB de CV - Class A	239,784		209,724
Wal-Mart de Mexico SAB de CV	16,000		49,766
			1,743,229

Peru - 0.4%
Credicorp Ltd. (b)	737		211,519

Poland - 2.7%
Bank Polska Kasa Opieki SA	4,917		278,900
CCC SA (a)	1,228		40,734
Dino Polska SA (a)(c)	10,144		116,466
LPP SA	11		63,561
mBank SA (a)	442		130,715
ORLEN SA	7,904		211,011
PGE Polska Grupa Energetyczna SA (a)	37,923		92,682
Powszechna Kasa Oszczednosci Bank Polski SA	13,326		314,520
Powszechny Zaklad Ubezpieczen SA	12,597		233,164
Santander Bank Polska SA	469		70,898
			1,552,651

Qatar - 0.8%
Commercial Bank PSQC	31,681		36,545
Ooredoo QPSC	35,088		125,460
Qatar Islamic Bank QPSC	9,928		65,336
Qatar National Bank QPSC	42,018		215,341
			442,682

Russia - 0.0% (e)
Magnit PJSC (a)(f)	1,813		0
PhosAgro PJSC - GDR (a)(f)	33		0
PhosAgro PJSC - GDR (a)(f)	5,197		0
Polyus PJSC - GDR (a)(f)	994		0
Rosneft Oil Co. PJSC (a)(f)	13,382		0
Sberbank of Russia PJSC (a)(f)	120,116		0
VTB Bank PJSC (a)(f)	25,684		0
			0

Singapore - 0.1%
Trip.com Group Ltd.	920		65,965

South Africa - 3.8%
Absa Group Ltd.	9,939		143,647
Bid Corp. Ltd.	2,981		75,942
Capitec Bank Holdings Ltd.	66		16,567
Clicks Group Ltd.	830		16,913
Discovery Ltd.	943		12,960
FirstRand Ltd.	22,026		120,702
Gold Fields Ltd.	5,360		233,709
Harmony Gold Mining Co. Ltd.	11,173		224,154
MTN Group Ltd.	33,613		344,120
Nedbank Group Ltd.	754		12,123
OUTsurance Group Ltd.	12,734		55,104
Pepkor Holdings Ltd. (c)	129,595		207,046
Sanlam Ltd.	24,345		144,791
Sasol Ltd. (a)	14,971		95,522
Shoprite Holdings Ltd.	973		15,875
Standard Bank Group Ltd.	12,380		217,151
Vodacom Group Ltd.	24,568		209,644
			2,145,970

South Korea - 14.6%
Amorepacific Corp.	865		71,639
APR Corp.	176		28,220
Coway Co. Ltd.	1,727		103,962
DB Insurance Co. Ltd.	1,936		175,797
Doosan Bobcat, Inc.	1,480		59,200
Hana Financial Group, Inc.	1,840		120,054
Hanwha Aerospace Co. Ltd.	17		11,102
HD Hyundai Co. Ltd.	1,444		189,006
HD Hyundai Electric Co. Ltd.	317		170,244
HD Hyundai Marine Solution Co. Ltd.	179		23,985
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	619		174,664
Hyundai Glovis Co. Ltd.	1,378		172,967
Hyundai Mobis Co. Ltd.	230		59,681
Hyundai Rotem Co. Ltd.	872		113,727
Industrial Bank of Korea	6,411		93,187
KB Financial Group, Inc.	2,208		190,075
Kia Corp.	2,971		251,862
Korea Electric Power Corp.	4,222		138,565
Korea Investment Holdings Co. Ltd.	2,721		306,372
Krafton, Inc. (a)	320		54,524
LG Display Co. Ltd. (a)	13,509		110,990
LG Electronics, Inc.	2,643		168,645
LG H&H Co. Ltd.	381		68,315
LG Uplus Corp.	40,676		415,640
Meritz Financial Group, Inc.	2,408		188,706
Mirae Asset Securities Co. Ltd.	7,963		129,172
NH Investment & Securities Co. Ltd.	2,021		29,599
Samsung Electro-Mechanics Co. Ltd.	453		80,171
Samsung Electronics Co. Ltd.	27,403		2,296,780
Samsung Fire & Marine Insurance Co. Ltd.	164		56,503
Samyang Foods Co. Ltd.	12		10,246
Shinhan Financial Group Co. Ltd.	1,492		79,449
SK hynix, Inc.	3,814		1,727,277
SK Telecom Co. Ltd.	7,091		263,279
Woori Financial Group, Inc.	7,595		147,414
			8,281,019

Taiwan - 16.6%
Accton Technology Corp.	2,994		112,985
Alchip Technologies Ltd.	239		26,679
Asustek Computer, Inc.	4,409		76,640
Bizlink Holding, Inc.	846		40,871
Chroma ATE, Inc.	1,065		26,341
CTBC Financial Holding Co. Ltd.	129,841		207,459
Delta Electronics, Inc.	11,973		365,224
Elite Material Co. Ltd.	790		41,390
Eva Airways Corp.	57,142		66,446
Evergreen Marine Corp. Taiwan Ltd.	19,270		116,245
Far EasTone Telecommunications Co. Ltd.	7,885		22,142
Feng TAY Enterprise Co. Ltd.	8,068		29,879
Fubon Financial Holding Co. Ltd.	51,747		158,379
Gold Circuit Electronics Ltd.	1,344		29,358
Hon Hai Precision Industry Co. Ltd.	15,264		111,890
International Games System Co. Ltd.	1,852		42,492
King Slide Works Co. Ltd.	977		116,663
MediaTek, Inc.	11,421		518,573
Nien Made Enterprise Co. Ltd.	2,520		28,944
Realtek Semiconductor Corp.	10,632		165,080
Taiwan Mobile Co. Ltd.	7,015		24,203
Taiwan Semiconductor Manufacturing Co. Ltd.	140,393		6,901,339
Uni-President Enterprises Corp.	55,603		136,335
Zhen Ding Technology Holding Ltd.	18,957		85,430
			9,450,987

Thailand - 0.3%
Advanced Info Service PCL - NVDR	7,075		70,255
Delta Electronics Thailand PCL - NVDR	6,990		38,148
Gulf Development PCL (a)	0	(d)	0	(d)
Krung Thai Bank PCL - NVDR	69,808		62,550
			170,953

Turkey - 0.8%
Akbank TAS	87,056		141,246
BIM Birlesik Magazalar AS	8,417		105,075
Turkcell Iletisim Hizmetleri AS	57,286		124,038
Turkiye Is Bankasi AS - Class C	49,195		16,106
Yapi ve Kredi Bankasi AS (a)	110,231		92,819
			479,284

United Arab Emirates - 2.0%
Abu Dhabi Commercial Bank PJSC	30,887		120,187
Abu Dhabi Islamic Bank PJSC	39,356		222,269
Dubai Islamic Bank PJSC	73,648		185,841
Emaar Development PJSC	17,286		71,279
Emaar Properties PJSC	44,271		168,962
Emirates NBD Bank PJSC	32,478		246,053
First Abu Dhabi Bank PJSC	25,944		123,176
			1,137,767

United Kingdom - 0.4%
Anglogold Ashanti PLC	2,585		222,620

United States - 0.3%
BeOne Medicines Ltd. (a)	6,177		142,172
TOTAL COMMON STOCKS (Cost $32,442,342)			53,757,555

INVESTMENT COMPANIES - 3.2%	Shares		Value
United States – 3.2%
iShares Core MSCI Emerging Markets ETF	7,760		521,627
iShares MSCI Saudi Arabia ETF (b)	35,828		1,304,498
TOTAL INVESTMENT COMPANIES (Cost $1,620,230)			1,826,125

PREFERRED STOCKS - 2.2%	Shares		Value
Brazil - 1.1%
Banco Bradesco SA - Preference Shares, 0.00%	27,313		89,419
Itau Unibanco Holding SA - Preference Shares, 0.00%	50,479		360,769
Itausa SA, 0.00%	20,291		43,219
Petroleo Brasileiro SA - Petrobras, 0.00%	20,661		115,979
			609,386

Colombia - 0.6%
Grupo Cibest SA, 0.00%	20,400		324,720

India - 0.0% (e)
TVS Motor Co. Ltd., 0.00% (f)	2,608		0

South Korea - 0.5%
Samsung Electronics Co. Ltd., 0.00%	4,965		308,182
TOTAL PREFERRED STOCKS (Cost $750,106)			1,242,288

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.7%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (g)	2,108,790		2,108,790
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,108,790)			2,108,790

MONEY MARKET FUNDS - 0.7%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (g)	407,819		407,819
TOTAL MONEY MARKET FUNDS (Cost $407,819)			407,819

TOTAL INVESTMENTS - 104.2% (Cost $37,329,287)			59,342,577
Liabilities in Excess of Other Assets - (4.2)%			(2,413,707)
TOTAL NET ASSETS - 100.0%			$56,928,870

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,063,520.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $2,847,378 or 5.0% of the Fund’s net assets.

(d)	Rounds to zero.
(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Sector Classification as of December 31, 2025
(% of Net Assets)

Financials	$15,778,522	27.8%
Information Technology	14,861,128	26.1
Communication Services	6,572,808	11.4
Consumer Discretionary	6,169,681	10.9
Materials	3,335,423	5.8
Consumer Staples	2,141,060	3.6
Industrials	2,017,127	3.7
Energy	1,926,937	3.3
Health Care	1,471,104	2.7
Utilities	485,812	0.9
Real Estate	240,241	0.4
Investment Companies	1,826,125	3.2
Investments Purchased with Proceeds from Securities Lending	2,108,790	3.7
Money Market Funds	407,819	0.7
Liabilities in Excess of Other Assets	(2,413,707)	(4.2)
	$56,928,870	100.0%